15. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Note 15. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

There were no significant non-cash transactions during the nine months ended September 30, 2015. The significant non-cash transaction for the nine months ended September 30, 2014 consisted of the issuance of 250,000 common shares in payment of mineral property acquisitions valued at $73,618 which have been capitalized as mineral property interests.